AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2021
	Principal Amount	Value
Corporate Bonds and Notes - 51.8%
Financials - 13.2%
Aircastle, Ltd. (Bermuda)
5.000%, 04/01/23	$468,000	$499,087
Ally Financial, Inc.
8.000%, 11/01/31	354,000	493,239
The Bank of New York Mellon Corp.
MTN, 2.450%, 09/20/25	491,000	516,343
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[1,2,3]	249,000	270,401
Boston Properties, LP
3.400%, 06/21/29	491,000	516,210
The Charles Schwab Corp.
Series I, (4.000% to 06/01/26 then U.S. Treasury Yield Curve CMT 5 year + 3.168%), 4.000%, 06/01/26[1,2,3]	508,000	515,569
CIT Group, Inc.
6.125%, 03/09/28	411,000	493,636
Crown Castle International Corp.
4.300%, 02/15/29	400,000	447,828
The Goldman Sachs Group, Inc.
Series S, (4.400% to 02/10/25 then U.S. Treasury Yield Curve CMT 5 year + 2.850%), 4.400%, 02/10/25[1,2,3,4]	378,000	390,285
Host Hotels & Resorts LP
Series I, 3.500%, 09/15/30	516,000	517,310
Iron Mountain, Inc.
4.500%, 02/15/31[5]	245,000	242,513
JPMorgan Chase & Co.
2.950%, 10/01/26	119,000	127,287
MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,2,3,4]	498,000	515,430
Starwood Property Trust, Inc.
5.500%, 11/01/23[5]	270,000	282,488
The Toronto-Dominion Bank (Canada)
(SOFRRATE + 0.355%), 0.367%, 03/04/24[3]	537,000	537,441
Visa, Inc.
4.300%, 12/14/45	371,000	447,290

Total Financials		6,812,357
Industrials - 36.9%
AECOM
5.125%, 03/15/27	205,000	223,553
Alcoa Nederland Holding, B.V. (Netherlands)
4.125%, 03/31/29[5]	505,000	509,944
Aramark Services, Inc.
4.750%, 06/01/26	264,000	271,788
ArcelorMittal, S.A. (Luxembourg)
4.550%, 03/11/26	459,000	509,348
	Principal Amount	Value

Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.250%, 09/01/28[4,5]	$200,000	$197,924
AT&T, Inc.
(3 month LIBOR + 1.180%), 1.364%, 06/12/24[3]	499,000	509,723
Berry Global, Inc.
5.625%, 07/15/27[4,5]	257,000	271,938
Block Financial LLC
3.875%, 08/15/30	124,000	127,954
BorgWarner, Inc.
2.650%, 07/01/27	498,000	517,248
Broadcom, Inc.
1.950%, 02/15/28[4,5]	544,000	531,732
Campbell Soup Co.
2.375%, 04/24/30	517,000	506,110
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 07/23/25	445,000	504,982
Comcast Corp.
4.150%, 10/15/28	618,000	707,505
CommonSpirit Health
3.347%, 10/01/29	464,000	495,638
CVS Health Corp.
5.125%, 07/20/45	392,000	479,382
Dana, Inc.
5.375%, 11/15/27	5,000	5,259
5.625%, 06/15/28	487,000	521,886
Dell, Inc.
7.100%, 04/15/28[4]	378,000	476,280
Elanco Animal Health, Inc.
5.900%, 08/28/28[6]	438,000	497,951
Fiserv, Inc.
4.200%, 10/01/28	453,000	510,489
The Ford Foundation
Series 2020, 2.415%, 06/01/50	513,000	463,481
The George Washington University
Series 2018, 4.126%, 09/15/48	445,000	519,056
HCA, Inc.
5.375%, 02/01/25	451,000	503,767
Howmet Aerospace, Inc.
6.875%, 05/01/25	445,000	516,200
Kraft Heinz Foods Co.
4.250%, 03/01/31	353,000	389,220
Lowe's Cos., Inc.
4.000%, 04/15/25	470,000	520,281
Lumen Technologies Inc
5.625%, 04/01/25	246,000	265,834
MDC Holdings, Inc.
2.500%, 01/15/31	520,000	491,400
MGM Resorts International
5.750%, 06/15/25	243,000	265,326

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 36.9% (continued)
Microsoft Corp.
2.525%, 06/01/50	$390,000	$355,878
Murphy Oil USA, Inc.
5.625%, 05/01/27	247,000	258,994
Newell Brands, Inc.
4.700%, 04/01/26[6]	453,000	501,602
Nordstrom, Inc.
4.375%, 04/01/30	504,000	514,977
Penn National Gaming, Inc.
5.625%, 01/15/27[4,5]	125,000	129,856
PulteGroup, Inc.
5.000%, 01/15/27[4]	310,000	357,081
5.500%, 03/01/26	130,000	151,925
RELX Capital, Inc.
3.000%, 05/22/30	73,000	75,748
4.000%, 03/18/29	390,000	430,366
Service Corp. International
3.375%, 08/15/30	495,000	483,763
Sprint Corp.
7.125%, 06/15/24	441,000	508,257
Sysco Corp.
2.400%, 02/15/30[4]	478,000	475,229
Travel + Leisure Co.
5.650%, 04/01/24[6]	490,000	532,211
United Rentals North America Inc.
3.875%, 02/15/31	492,000	496,396
Verizon Communications, Inc.
3.875%, 02/08/29	445,000	495,403
VF Corp.
2.800%, 04/23/27	469,000	494,146
Xylem, Inc.
2.250%, 01/30/31	477,000	468,285

Total Industrials		19,041,316
Utilities - 1.7%
Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[1,2,3]	490,000	517,097
National Rural Utilities Cooperative Finance Corp.
1.350%, 03/15/31	418,000	376,734

Total Utilities		893,831

Total Corporate Bonds and Notes (Cost $26,329,544)		26,747,504
Municipal Bonds - 7.9%
California State General Obligation, School Improvements 7.550%, 04/01/39	545,000	881,448
County of Miami-Dade FL Aviation Revenue, Series C 4.280%, 10/01/41	700,000	753,931
	Principal Amount	Value

JobsOhio Beverage System Series B, 4.532%, 01/01/35	$5,000	$6,041
JobsOhio Beverage System, Series B 3.985%, 01/01/29	325,000	367,930
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	525,000	694,871
Massachusetts School Building Authority Series B, 1.753%, 08/15/30	518,000	511,441
Metropolitan Transportation Authority 6.687%, 11/15/40	30,000	41,034
Metropolitan Transportation Authority, Transit Improvement 6.668%, 11/15/39	290,000	397,372
University of California, University & College Improvements Series BD, 3.349%, 07/01/29	410,000	452,945

Total Municipal Bonds (Cost $3,947,053)		4,107,013
U.S. Government and Agency Obligations - 37.0%
Fannie Mae - 24.1%
FNMA
2.000%, 08/01/50 to 09/01/50	1,201,696	1,199,938
2.500%, 11/01/34 to 05/01/50	1,207,732	1,261,293
3.000%, 08/01/50	273,095	287,641
3.500%, 11/01/33 to 07/01/50	3,263,123	3,519,853
4.000%, 12/01/33 to 03/01/50	2,798,315	3,062,356
4.500%, 01/01/40 to 08/01/50	2,270,262	2,529,729
5.000%, 11/01/43 to 08/01/50	520,790	589,220

Total Fannie Mae		12,450,030
Freddie Mac - 7.8%
FHLMC
2.000%, 08/01/50	192,101	191,847
2.500%, 11/01/34 to 08/01/50	749,844	775,606
3.000%, 03/01/50	491,005	520,623
4.000%, 09/01/50	329,509	359,181
5.000%, 10/01/36	721,396	839,571
FHLMC Gold Pool
3.500%, 02/01/30 to 04/01/46	1,219,948	1,320,599

Total Freddie Mac		4,007,427
U.S. Treasury Obligations - 5.1%
U.S. Treasury Bonds
1.875%, 02/15/51	1,131,000	999,786
4.500%, 02/15/36	478,000	631,782
U.S. Treasury Notes
1.625%, 02/15/26	488,000	504,575
2.875%, 05/15/28	447,000	491,185

Total U.S. Treasury Obligations		2,627,328

Total U.S. Government and Agency Obligations (Cost $18,857,522)		19,084,785

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Foreign Government Obligations - 1.4%
Chile Government International Bond (Chile) 2.550%, 01/27/32	$375,000	$378,664
The Korea Development Bank (South Korea) 0.500%, 10/27/23	346,000	346,280

Total Foreign Government Obligations (Cost $741,228)		724,944
Short-Term Investments - 5.0%
Joint Repurchase Agreements - 5.0%[7]
Bank of America Securities, Inc., dated 03/31/21, due 04/01/21, 0.010% total to be received $574,979 (collateralized by various U.S. Government Agency Obligations, 1.000% - 5.500%, 06/01/24 - 01/01/59, totaling $586,479)	574,979	574,979
Citigroup Global Markets, Inc., dated 03/31/21, due 04/01/21, 0.010% total to be received $1,000,000 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.125% - 4.000%, 05/15/23 - 09/15/57, totaling $1,020,000)	1,000,000	1,000,000
	Principal Amount	Value

Daiwa Capital Markets America, dated 03/31/21, due 04/01/21, 0.010% total to be received $1,000,000 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 05/04/21 - 04/01/51, totaling $1,020,000)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		2,574,979

Total Short-Term Investments (Cost $2,574,979)		2,574,979
Total Investments - 103.1% (Cost $52,450,326)		53,239,225
Other Assets, less Liabilities - (3.1)%		(1,607,383)
Net Assets - 100.0%		$51,631,842

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]	Variable rate security. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	Some of these securities, amounting to $2,888,421 or 5.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of these securities amounted to $2,166,395 or 4.2% of net assets.
[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
SOFRRATE	Secured Overnight Financing Rate

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$26,747,504	—	$26,747,504
Municipal Bonds†	—	4,107,013	—	4,107,013
U.S. Government and Agency Obligations†	—	19,084,785	—	19,084,785
Foreign Government Obligations	—	724,944	—	724,944
Short-Term Investments
Joint Repurchase Agreements	—	2,574,979	—	2,574,979
Total Investments in Securities	—	$53,239,225	—	$53,239,225

†	All corporate bonds and notes, municipal bonds, and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2021, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,888,421	$2,574,979	$520,899	$3,095,878
The following table summarizes the securities received as collateral for securities lending at March 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-3.875%	04/08/21-02/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.